Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investments in associates	¥ 2,190	¥ 422
Investments in joint ventures	65	67
Investments accounted for using equity method	¥ 2,255	¥ 489	¥ 411	¥ 236